Corporate debt, Breakdown of corporate debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Corporate debt [Abstract]
Non-current	$ 1,000,503	$ 995,190
Current	16,697	27,881
Total Corporate debt	$ 1,017,200	$ 1,023,071	$ 993,725